Inventory (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Components of Inventory	The components of inventory were as follows as of December 31, 2013 (in thousands):

Raw materials	$13
Finished goods	21

Inventory	$34